Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2016
Taxes on Income [Abstract]
Schedule of deferred tax liabilities and assets

	December 31,
	2015	2016

Carryforward tax losses	$1,536	$2,015
Temporary differences	2,086	2,131

Deferred tax assets	3,622	4,146

Deferred tax liability	(77)	(102)

Valuation allowance	(3,287)	(3,605)

Deferred tax assets, net	$258	$439

Schedule of taxes on income

	Year ended December 31,
	2014	2015	2016

Current taxes	$914	$766	$829
Deferred taxes	(132)	(57)	(181)

	$782	$709	$648

Domestic	$201	$(113)	$(70)
Foreign	581	822	718

	$782	$709	$648

	Year ended December 31,
	2014	2015	2016
Domestic taxes:

Current taxes	$201	$(113)	$(70)

Foreign taxes:

Current taxes	713	879	899
Deferred taxes	(132)	(57)	(181)

	581	822	718

Taxes on income	$782	$709	$648

Schedule of unrecognized tax benefits
	December 31,
	2015	2016

Beginning of year	$1,187	$1,074
Decrease related to prior years’ positions	(113)	(70)

Balance at December 31	$1,074	$1,004

Schedule of statutory tax rate
	Year ended December 31,
	2014	2015	2016

Income before taxes, as reported in the consolidated statements of income	$3,805	$5,434	$1,476

Theoretical tax expense on the above amount at the Israeli statutory tax rate	1,008	1,440	369
Tax adjustment in respect of different tax rate of foreign subsidiaries	44	101	114
Non-deductible expenses and other permanent differences	190	184	140
Deferred taxes on losses and other temporary differences for which valuation allowance was provided, net	218	546	318
Stock compensation relating to stock options per ASC No. 718	238	606	716
Change in tax rate	-	-	240
Beneficiary enterprise benefits (*)	(510)	(1,685)	(1,190)
Foreign exchange differences (**)	(96)	(375)	-
Increase (decrease) in other uncertain tax positions-net	112	(113)	(70)
Other	5	5	11

Actual tax expense	$782	$709	$648

(*) Basic earnings per share amounts of the benefit resulting from the “Beneficiary Enterprise” status	0.06	0.19	0.04

Diluted earnings per share amounts of the benefit resulting from the “Beneficiary Enterprise” status	0.05	0.17	0.04

(**)	Until 2016 results for tax purposes were measured under, Measurement of results for tax purposes under the Income Tax (Inflationary Adjustments) Law, 1985, in terms of earnings in NIS. As explained in Note 2b, the financial statements are measured in U.S. dollars. The difference between the annual changes in the NIS/dollar exchange rate causes a difference between taxable income and the income before taxes shown in the financial statements. In accordance with ASC 740-10-25-3(F), the Company has not provided deferred income taxes in respect of the difference between the functional currency and the tax bases of assets and liabilities. Starting 2016 of the Israeli companies the results for tax purposes are measured in U.S dollars.

Schedule of Income before income taxes
	Year ended December 31,
	2014	2015	2016

Domestic	$2,212	$3,204	$(507)
Foreign	1,593	2,230	1,983

Income before income taxes	$3,805	$5,434	$1,476